Significant Accounting Policies (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2021	Mar. 31, 2022
Subsidiary, Sale of Stock [Line Items]
Formation cost	$ 625
Cash	259,228	$ 98,216
Federal Depository Insurance Coverage	250,000
Offering costs	3,161,681	3,161,681
Allocated offering costs	3,025,729	3,025,729
Temporary equity	$ 135,952	$ 135,952
Temporary Equity, Shares Authorized	5,091,196	5,091,196
Cash Equivalents, at Carrying Value		$ 0
Cash, FDIC Insured Amount		250,000
Underwriter [Member]
Subsidiary, Sale of Stock [Line Items]
Offering costs	$ 50,158	50,158
Over-Allotment Option [Member]
Subsidiary, Sale of Stock [Line Items]
Offering costs	48,001	48,001
Temporary equity	$ 2,157	$ 2,157